Shareholder Fees	Aug. 19, 2026 USD ($)
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Quadratic Deflation ETF | Quadratic Deflation ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0